Taxation (Deferred Tax Assets and Liabilities) (Details) In Thousands, unless otherwise specified	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY
Deferred tax assets, current
Accruals and other liabilities		12,569	10,117
Tax loss carryforwards		0	0
Advertising expenses carryforwards		0	606
Total current deferred tax assets		12,569	10,723
Less: Valuation allowance		(1,076)	(1,008)
Total current deferred tax assets, net	1,853	11,493	9,715
Deferred tax assets, non-current
Intangible assets		153	130
Tax loss carryforwards		7,830	10,324
Advertising expenses carryforwards		21,981	22,697
Total non-current deferred tax assets		29,964	33,151
Less: valuation allowance		(29,811)	(33,021)
Total non-current deferred tax assets, net	25	153	130
Deferred tax liabilities, current
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs		0	22,410
Total current deferred tax liabilities	0	0	22,410
Deferred tax liabilities, non-current
Intangible assets from business acquisitions		4,164	4,231
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs		4,961	1,873
Total non-current deferred tax liabilities	$ 1,471	9,125	6,104